Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Components of Inventories
Inventories as at June 30, 2026, and December 31, 2025, consisted of the following:

	June 30, 2026	December 31, 2025
Bunkers	$-	$452
Lubricants	14,617	13,466
EUAs	7,067	86
Victualling	673	596
Total	$22,357	$14,600